Private Placement Warrants (Details Narrative) - Private Placement Warrants [Member] - USD ($)	Jun. 07, 2023	Nov. 08, 2021	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued			725,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		1,450,000
Price of warrants		$ 10.00
Aggregate purchase price		$ 14,500,000
Exercise price of warrant		$ 11.50
Private Placement [Member] | Cantor
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		150,000
Private Placement [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		1,300,000
Sale of stock, number of shares issued in transaction	1,000,000